United States
Securities and Exchange Commission
Washington, D.C.  20549

						Form 13F

Form 13F Cover Page

Report for the Calendar Year of Quarter Ended: 06/30/04

Check here if Amendment {    }; Amendment Number: _________
 This Amendment (Check only one.):   [    ] is a restatement
				          	  [    ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name: 	Roffman Miller Associates Inc.
Address: 	1835 Market Street, Suite 500
		Philadelphia, PA 19103


13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name: 	Paulette Greenwell
Title:	Investment Manager, Chief Compliance Officer
Phone:	215-981-1030
Signature, Place, and Date of Signing:
Paulette Greenwell, Philadelphia, PA     August 10, 2004

Report Type (Check Only One.):
[x]  		13F HOLDINGS REPORT
[ ]		13F NOTICE
[ ]		13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report summary:
Number of Other Included Managers:  0
Form 13F Information Table Entry Total: 67
Form 13F Information Table Entry Total: 4,207
					        (Thousands)




      Form 13F Information Table




















TITLE OF

 VALUE
 SHARES/
SH/ PT/
INVSTMT
OTHER
VOTING
AUTHORITY
NAME OF ISSUER
CLASS
CUSIP
 (x$1000)
 PRN AMT
PR  CALL
DSCRETN
MNGS
SOLE SHARED
NONE









A F L A C Inc.
com
001055 10 2
    4,382
   107,368
sh
sole
none
x
Abbott Laboratories
com
002824 10 0
      916
    22,485
sh
sole
none
x
Alberto Culver A
com
013068 10 1
    2,971
    59,253
sh
sole
none
x
American International Group
com
026874 10 7
    1,436
    20,149
sh
sole
none
x
American Italian Pasta Co
cl a
027070 10 1
    1,505
    49,385
sh
sole
none
x
Anheuser Busch Co. Inc.
com
035229 10 3
    3,468
    64,230
sh
sole
none
x
Aqua America
com
03836w 10 3
    1,524
    76,027
sh
sole
none
x
Artesian Resources Corp.
cl a
043113 20 8
      970
    36,661
sh
sole
none
x
Automatic Data Processing
com
053015 10 3
    4,859
   116,034
sh
sole
none
x
BP plc
sponsored
ADR
055622 10 4
    1,465
    27,352
sh
sole
none
x
Belden Inc
com
077459 10 5
      513
    23,922
sh
sole
none
x
BellSouth Corp.
com
079860 10 2
      511
    19,492
sh
sole
none
x
Berkshire Hathaway B
cl b
084670 20 7
      632
       214
sh
sole
none
x
Black & Decker Corp
com
091797 10 0
    4,710
    75,803
sh
sole
none
x
Boeing Co.
com
097023 10 5
    4,122
    80,689
sh
sole
none
x
Bristol Myers Squibb Co.
com
110122 10 8
    1,077
    43,969
sh
sole
none
x
CMS Energy Corp
com
125896 10 0
      305
    33,394
sh
sole
none
x
Colgate Palmolive
com
194162 10 3
    2,494
    42,663
sh
sole
none
x
Cooper Industries Inc.
cl a
G24182 10 0
    4,421
    74,415
sh
sole
none
x
D.R. Horton Inc.
com
23331A 10 9
    3,686
   129,775
sh
sole
none
x
Dean Foods Company
com
242370 10 4
    3,480
    93,265
sh
sole
none
x
Delphi Automotive System
com
247126 10 5
      396
    37,041
sh
sole
none
x
DuPont
com
263534 10 9
    3,846
    86,581
sh
sole
none
x
Enerplus Resources Fund
Unit TR G
New
29274D 60 4
    2,598
    91,272
sh
sole
none
x
Exxon Mobil Corp.
com
30231G 10 2
    5,933
   133,601
sh
sole
none
x
FedEx Corporation
com
31428X 10 6
    6,242
    76,415
sh
sole
none
x
First American Corporation
com
318522 30 7
    1,877
    72,505
sh
sole
none
x
Fortune Brands Inc.
adr
349631 10 1
    2,885
    38,252
sh
sole
none
x
General Electric Co.
com
369604 10 3
    5,532
   170,755
sh
sole
none
x
General Growth Properties
com
370021 10 7
    4,582
   154,970
sh
sole
none
x
General Mills Inc.
com
370334 10 4
      629
    13,232
sh
sole
none
x
Gillette Co.
com
375766 10 2
    1,451
    34,217
sh
sole
none
x
GlaxoSmithKline ADR
sponsored
ADR
37733W 10 5
    1,728
    41,675
sh
sole
none
x
Goodrich Co.
com
382388 10 6
    1,700
    52,570
sh
sole
none
x
Green Mountain Power Corp.
com
393154 10 9
    1,897
    72,675
sh
sole
none
x
Heinz
com
423074 10 3
    3,212
    81,937
sh
sole
none
x
Hershey Foods
com
427866 10 8
      574
    12,408
sh
sole
none
x
Home Depot, Inc.
com
437076 10 2
    2,928
    83,184
sh
sole
none
x
Intel
com
458140 10 0
      321
    11,618
sh
sole
none
x
IBM
com
459200 10 1
    4,180
    47,417
sh
sole
none
x
J P Morgan Chase & Co.
com
46625h 10 0
    2,462
    63,492
sh
sole
none
x
Johnson & Johnson, Inc.
com
478160 10 4
    4,543
    81,566
sh
sole
none
x
Keyspan Corp
com
49337w 10 0
    1,086
    29,601
sh
sole
none
x
McDonalds Corp.
com
580135 10 1
    1,430
    55,012
sh
sole
none
x
Medtronic Inc.
com
585055 10 6
    2,355
    48,331
sh
sole
none
x
Merck & Co.
com
589331 10 7
    3,933
    82,807
sh
sole
none
x
Microsoft
com
594918 10 4
    2,223
    77,839
sh
sole
none
x
NiSource Inc.
com
65473P 10 5
      934
    45,280
sh
sole
none
x
Pepsico
com
713448 10 8
    3,154
    58,533
sh
sole
none
x
Pfizer
com
717081 10 3
    2,876
    83,898
sh
sole
none
x
Pitney-Bowes
com
724479 10 0
    1,029
    23,255
sh
sole
none
x
Procter & Gamble
com
742718 10 9
    1,583
    29,075
sh
sole
none
x
RPM Inc.
com
749685 10 3
    2,572
   169,205
sh
sole
none
x
Radian Group
com
750236 10 1
      272
     5,680
sh
sole
none
x
Robert Mondavi
com
609200 10 0
      792
    21,405
sh
sole
none
x
Royal Dutch Petroleum
ny reg
EUR.56
780257 80 4
      532
    10,304
sh
sole
none
x
South Jersey Industries
com
838518 10 8
    3,340
    75,910
sh
sole
none
x
Textron Inc.
com
883203 10 1
    1,572
    26,495
sh
sole
none
x
UGI Corp
com
902681 10 5
    1,694
    52,776
sh
sole
none
x
Unisys Corp
com
909214 10 8
      416
    30,005
sh
sole
none
x
United Mobil Home
com
911024 10 7
    1,159
    88,115
sh
sole
none
x
Valley National Bancorp
com
919794 10 7
    2,393
    94,659
sh
sole
none
x
Verizon Communications
com
92343V 10 4
    3,676
   101,577
sh
sole
none
x
Viacom Inc. - Class B
cl b
925524 30 8
    4,930
   138,030
sh
sole
none
x
Vishay Intertechnology
com
928298 10 8
      270
    14,510
sh
sole
none
x
Washington Mutual
com
939322 10 3
    3,681
    95,258
sh
sole
none
x
Washington Real Estate
sh ben
int
939653 10 1
    2,819
    95,952
sh
sole
none
x